Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total as of December 31, 2023	$ 4,765,937,154	$ 4,694,787,854	$ 4,609,988,545
Conversion of class B shares in class A shares
SOPs exercised and RSUs vested	53,394,031	68,312,944	64,418,580
Shares withheld for employees' taxes	(8,860,778)	(8,848,203)	(8,536,770)
Issuance of class A shares - Cognitect and Juntos acquisitions			1,362,201
Issuance of shares due to IPO over-allotment			27,555,298
Shares repurchased		(290,676)
Shares issued to service providers	97,594	4,355,374
Issuance of class A shares - Olivia acquisition		6,097,262
Issuance of class A shares - Spin Pay acquisition		877,665
Issuance of class A shares - Cognitect acquisition		644,934
Issuance of class A shares - business acquisitions	8,090,639
Total as of December 31, 2024	$ 4,818,658,640	4,765,937,154	4,694,787,854
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	957,172
Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	275,802,771
Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,508,022,627
Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,784,782,570
Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	4,818,658,640
Total as of December 31, 2024	$ 48,603,441,210
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2023	3,682,625,012	3,602,854,813	3,459,743,431
Conversion of class B shares in class A shares	32,711,444	8,620,899	58,312,073
SOPs exercised and RSUs vested	53,394,031	68,312,944	64,418,580
Shares withheld for employees' taxes	(8,860,778)	(8,848,203)	(8,536,770)
Issuance of class A shares - Cognitect and Juntos acquisitions			1,362,201
Issuance of shares due to IPO over-allotment			27,555,298
Shares repurchased		(290,676)
Shares issued to service providers	97,594	4,355,374
Issuance of class A shares - Olivia acquisition		6,097,262
Issuance of class A shares - Spin Pay acquisition		877,665
Issuance of class A shares - Cognitect acquisition		644,934
Issuance of class A shares - business acquisitions	8,090,639
Total as of December 31, 2024	$ 3,768,057,942	3,682,625,012	3,602,854,813
Class A Ordinary Shares [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	3,768,057,942
Total as of December 31, 2024	$ 3,768,057,942
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2023	1,083,312,142	1,091,933,041	1,150,245,114
Conversion of class B shares in class A shares	(32,711,444)	(8,620,899)	(58,312,073)
SOPs exercised and RSUs vested
Shares withheld for employees' taxes
Issuance of class A shares - Cognitect and Juntos acquisitions
Issuance of shares due to IPO over-allotment
Shares repurchased
Shares issued to service providers
Issuance of class A shares - Olivia acquisition
Issuance of class A shares - Spin Pay acquisition
Issuance of class A shares - Cognitect acquisition
Issuance of class A shares - business acquisitions
Total as of December 31, 2024	$ 1,050,600,698	$ 1,083,312,142	$ 1,091,933,041
Class B Ordinary Shares [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	1,050,600,698
Total as of December 31, 2024	$ 1,050,600,698